Derivatives and Hedging Activities (Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Accumulated Other Comprehensive Income by Component [Roll Forward]
Beginning balance	$ (38,579)	$ (52,267)
Unrealized losses from the effective portion of derivative instruments	(8,409)	(13,951)	(35,538)
Amounts reclassified from accumulated other comprehensive income (interest rate contracts)	(20,107)	(27,639)	(34,021)
Net current-period other comprehensive income attributable to MAA	11,698	13,688	(1,517)
Ending balance	$ (26,881)	$ (38,579)	$ (52,267)